Income Taxes (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2018 HKD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Income Taxes (Details) [Line Items]
Assessable profits (in Dollars) | $				$ 2,000			$ 2,000
Percentage of assessable profits			5.00%	5.00%			8.25%
Loss carryforwards			¥ 439,563,000						$ 300
Underpayment of income taxes is due			3 years	3 years
Under special circumstances year			5 years	5 years
Underpayment of income tax liability			¥ 100,000
Statue of limitations tax evasion			¥ 0
Withholding income tax			10.00%	10.00%
Percentage of investor holds least			25.00%	25.00%
Investor holds percentage			10.00%						10.00%
Percentage of investor holds less than			25.00%	25.00%
Unrecognized tax benefits
Current tax benefit		¥ 3,000	¥ 21,000		¥ 31,000	¥ 13,000
Underpayment of Income taxes statue percentage	5 years
Underpayment of taxes amount	¥ 100,000,000
Statute of limitations years	10 years
Minimum [Member]
Income Taxes (Details) [Line Items]
Tax benefit percentage	50.00%		50.00%					50.00%	50.00%
2023 [Member]
Income Taxes (Details) [Line Items]
Loss carryforwards
2024 [Member]
Income Taxes (Details) [Line Items]
Loss carryforwards			143,592,000
2025 [Member]
Income Taxes (Details) [Line Items]
Loss carryforwards			24,556,000
2026 [Member]
Income Taxes (Details) [Line Items]
Loss carryforwards			21,168,000
2027 [Member]
Income Taxes (Details) [Line Items]
Loss carryforwards			¥ 250,247,000
Internal Revenue Service (IRS) [Member]
Income Taxes (Details) [Line Items]
Percentage of assessable profits			21.00%	21.00%
PRC [Member]
Income Taxes (Details) [Line Items]
Percentage of assessable profits			25.00%	25.00%